Quarterly Results of Operations (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Oct. 30, 2016	Jul. 24, 2016	Apr. 24, 2016	Jan. 24, 2016	Oct. 25, 2015	Jul. 26, 2015	Apr. 26, 2015	Jan. 25, 2015	Oct. 30, 2016	Oct. 25, 2015		Oct. 26, 2014
Quarterly Results of Operations (Unaudited)
Net sales	$ 2,627,941	$ 2,302,376	$ 2,300,235	$ 2,292,672	$ 2,400,858	$ 2,188,587	$ 2,279,345	$ 2,395,073	$ 9,523,224	$ 9,263,863		$ 9,316,256
Gross Profit	598,520	475,285	526,359	558,011	495,030	409,390	459,556	444,605	2,158,175	1,808,581		1,564,983
Net earnings	244,190	195,776	215,384	235,167	187,443	146,956	180,435	172,430	890,517	687,264		606,026
Net Earnings Attributable to Hormel Foods Corporation	$ 243,940	$ 195,654	$ 215,397	$ 235,061	$ 187,231	$ 146,938	$ 180,201	$ 171,718	$ 890,052	$ 686,088		$ 602,677
Basic Earnings Per Share (in dollars per share)	$ 0.46	$ 0.37	$ 0.41	$ 0.44	$ 0.35	$ 0.28	$ 0.34	$ 0.33	$ 1.68	$ 1.30	[1]	$ 1.14	[1]
Diluted Earnings Per Share (in dollars per share)	$ 0.45	$ 0.36	$ 0.40	$ 0.43	$ 0.35	$ 0.27	$ 0.33	$ 0.32	$ 1.64	$ 1.27	[1]	$ 1.12	[1]

[1]	Shares and par values have been restated, as appropriate, to reflect the two-for-one stock split distributed on February 9, 2016.